Cover	Feb. 06, 2024
Cover [Abstract]
Entity Registrant Name	Invitae Corporation
Document Type	8-K
Document Period End Date	Feb. 06, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36847
Entity Tax Identification Number	27-1701898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NVTA
Security Exchange Name	NYSE
Entity Address, Address Line One	1400 16th Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	374-7782
Entity Emerging Growth Company	false
Entity Central Index Key	0001501134
Amendment Flag	false